Accounts receivable - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Jan. 01, 2021 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable, net	$ 4,381,563	$ 142,582	$ 6,344,246
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable, net	$ 4,384,232		$ 6,346,156	$ 5,364,156
Bottom of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	90 days